Sale-leaseback transaction (Details) - Related Party Sale-leaseback Transactions		1 Months Ended				12 Months Ended					14 Months Ended
	Feb. 13, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 13, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 tranche	Apr. 30, 2017 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2012 USD ($)
Other income, net
Sale-leaseback transaction
Net gain recognized in period on sale leaseback transaction						$ 44,000	$ 507,000	$ 831,000
Transaction One
Sale-leaseback transaction
Number of tranches | tranche											5
Maximum amount authorized under sale and leaseback transaction														$ 6,500,000
Deferred gain									$ 116,000	$ 2,700,000
Lease term						42 months
Proceeds from sale of assets									$ 795,000	$ 5,500,000
Leases 1 and 2 February 2013
Sale-leaseback transaction
Original value of assets for which lease expired													$ 3,500,000
Cumulative gain recognized													2,600,000
Original value of lease buy-out option liability													$ 385,000
Lease 3 July 2013
Sale-leaseback transaction
Original value of assets for which lease expired		$ 1,000,000				$ 1,000,000
Loss recognized		100,000
Original value of lease buy-out option liability		100,000				100,000
Lease 4 November 2013
Sale-leaseback transaction
Original value of assets for which lease expired												$ 1,000,000
Cumulative gain recognized												161,000
Original value of lease buy-out option liability												$ 100,000
Lease 5 March 2014
Sale-leaseback transaction
Original value of assets for which lease expired		795,000				795,000
Cumulative gain recognized		116,000				116,000
Original value of lease buy-out option liability		$ 79,000				$ 79,000
Transaction Two
Sale-leaseback transaction
Maximum amount authorized under sale and leaseback transaction				$ 5,000,000
Lease term				36 months
Proceeds from sale of assets	$ 481,000		$ 2,742,000
Imputed interest rate on lease (as a percent)	14.30%		14.90%
Net gain on sale leaseback				$ 14,000
Amortization period					36 months
Net gain recognized in period on sale leaseback transaction			$ 0